INVENTORY	12 Months Ended
Dec. 31, 2018
Statements Line Items
INVENTORY [Text Block]

6.INVENTORY

	December 31, 2018	December 31, 2017
Finished goods	$230,315	$256,185
Raw materials and supplies	3,438,086	3,724,058
	$3,668,401	$3,980,243

Included in cost of goods sold is $5,974,854 (2017 - $3,376,123; 2016 - $4,642,761) of direct material costs recognized as expense.

Inventory write-off during the year was $26,031 (2017 - $668,383; 2016 - $Nil) of which $Nil (2017 - $470,654; 2016 - $Nil) is included in cost of goods sold and $26,031 (2017 - $197,729; 2016 - $Nil) is included in general and administrative expenses.